Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:	484-583-8711
Email:	Sam.Goldstein@lfg.com

VIA EDGAR

January 11, 2019

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File No.:	033-70742
	Fund:	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund (each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The Amendment is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the LVIP Invesco Diversified Equity-Income Managed Volatility Fund into the LVIP Invesco Select Equity Managed Volatility Fund (to be renamed LVIP Invesco Select Equity Income Managed Volatility Fund).

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc: Ronald A. Holinsky, Chief Counsel